FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

50 Main Street

White Plains, New York 10606

May 1, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	First Great-West Life & Annuity Insurance Company (“First Great-West”)

Variable Annuity-2 Series Account (“Registrant”)

Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (“Amendment”)

File Nos. 333-177070 & 811-05961

Commissioners:

On behalf of First Great-West and the above-named Registrant and pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“Securities Act”), filed herewith is one electronically formatted copy of the above-captioned Amendment to Registrant’s registration statement for an individual flexible premium variable annuity with guaranteed lifetime withdrawal benefit rider. Pursuant to a telephone conversation on April 26, 2012, with Patrick Scott of the Commission’s Office of Insurance Products, this letter confirms that, except for including “Tandy” representations in correspondence accompanying the Amendment, the Commission staff had no comments on Post-Effective Amendment No. 1 to Registrant’s registration statement, which was filed on March 26, 2012, pursuant to Rule 485(a) under the Securities Act.

Accordingly, the Registrant acknowledges as follows:

•             Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•             The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•            The Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States, except to the extent otherwise legally permissible.

Please direct any question or comment to me at 303-737-3011 or to Ann B. Furman of Jorden Burt LLP at 202-965-8130.

Sincerely yours,

/s/ Matthew D. Maxwell

Matthew D. Maxwell
Counsel

cc:	Patrick F. Scott, Esq.

      Office of Insurance Products